Net Income (Loss) per Share - Summary of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Income (Loss) per Share (Parenthetical) (Detail)	Dec. 18, 2019 $ / shares
Enterprise Junior Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value per share of common stock based on a valuation performed	$ 5.43